Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Cash flows from operating activities
Net income	₩ 1,515,249,000,000	$ 1,395,128,000	₩ 2,037,596,000,000	₩ 2,051,649,000,000
Adjustments to net income
Income tax expense	486,002,000,000	447,474,000	685,453,000,000	753,223,000,000
Interest income	(9,523,853,000,000)	(8,768,854,000)	(10,576,770,000,000)	(9,684,499,000,000)
Interest expense	3,525,341,000,000	3,245,871,000	4,683,064,000,000	4,033,548,000,000
Dividend income	(138,543,000,000)	(127,560,000)	(107,959,000,000)	(90,552,000,000)
Sub-total	(5,651,053,000,000)	(5,203,069,000)	(5,316,212,000,000)	(4,988,280,000,000)
Additions of expenses not involving cash outflows:
Loss on valuation of financial instruments at FVTPL	44,863,000,000	41,307,000	0	0
Loss on financial assets at FVTOCI	787,000,000	725,000	1,375,000,000	1,053,000,000
Impairment losses due to credit loss	784,371,000,000	722,190,000	374,244,000,000	329,574,000,000
Loss on other provisions	232,680,000,000	214,234,000	129,682,000,000	28,350,000,000
Retirement benefit	174,628,000,000	160,784,000	165,125,000,000	142,712,000,000
Depreciation and amortization	535,548,000,000	493,093,000	505,718,000,000	272,550,000,000
Net gain on foreign currency translation	191,504,000,000	176,323,000	0	0
Loss on derivatives (designated for hedge)	82,746,000,000	76,186,000	3,686,000,000	36,483,000,000
Loss on fair value hedge	68,508,000,000	63,077,000	86,214,000,000	17,299,000,000
Loss on valuation of investments in joint ventures and associates	24,525,000,000	22,581,000	19,778,000,000	22,772,000,000
Loss on disposal of investments in joint ventures and associates	0	0	0	2,931,000,000
Loss on disposal of premises and equipment, intangible assets and other assets	2,717,000,000	2,502,000	3,433,000,000	1,160,000,000
Impairment loss on premises and equipment, intangible assets and other assets	8,763,000,000	8,068,000	28,295,000,000	87,000,000
Additions of expenses not involving cash outflows (sub-total)	2,151,640,000,000	1,981,070,000	1,317,550,000,000	854,971,000,000
Deductions of income not involving cash inflows:
Gain on valuation of financial instruments at FVTPL	0	0	(246,175,000,000)	(215,711,000,000)
Gain on financial assets at FVTOCI	(24,925,000,000)	(22,949,000)	(12,390,000,000)	(3,100,000,000)
Gain on other provisions	(2,450,000,000)	(2,256,000)	(3,302,000,000)	(2,014,000,000)
Gain on derivatives (designated for hedge)	(67,395,000,000)	(62,052,000)	(126,651,000,000)	(35,810,000,000)
Gain on fair value hedge	(9,646,000,000)	(8,881,000)	(231,000,000)	(42,797,000,000)
Gain on valuation of investments in joint ventures and associates	(125,602,000,000)	(115,645,000)	(103,775,000,000)	(25,791,000,000)
Gain on disposal of investments in joint ventures and associates	(3,470,000,000)	(3,195,000)	0	(50,511,000,000)
Gain on disposal of premises and equipment, intangible assets and other assets	(9,715,000,000)	(8,945,000)	(1,632,000,000)	(30,278,000,000)
Reversal of impairment loss on premises and equipment, intangible assets and other assets	(172,000,000)	(158,000)	(103,000,000)	(761,000,000)
Profit from bargain purchase	(67,427,000,000)	(62,082,000)	0	0
Gain on redemption of debentures	0	0	0	(1,597,000,000)
Gain on securities at amortized cost	0	0	0	(431,000,000)
Other income	(20,600,000,000)	(18,967,000)	0	0
Deductions of income not involving cash inflows (sub-total)	(331,402,000,000)	(305,130,000)	(494,259,000,000)	(408,801,000,000)
Changes in operating assets and liabilities:
Financial instruments at FVTPL	(875,076,000,000)	(805,705,000)	(506,772,000,000)	670,872,000,000
Loans and other financial assets at amortized cost	(22,763,192,000,000)	(20,958,652,000)	(11,265,714,000,000)	(15,718,714,000,000)
Other assets	(89,918,000,000)	(82,790,000)	86,237,000,000	32,328,000,000
Deposits due to customers	27,378,173,000,000	25,207,783,000	15,407,222,000,000	13,995,747,000,000
Provisions	(184,112,000,000)	(169,517,000)	(63,751,000,000)	(11,920,000,000)
Net defined benefit liability	(214,741,000,000)	(197,718,000)	(293,008,000,000)	(135,313,000,000)
Other financial liabilities	(2,694,701,000,000)	(2,481,079,000)	(4,719,399,000,000)	7,411,617,000,000
Other liabilities	(8,150,000,000)	(7,504,000)	30,693,000,000	96,900,000,000
Changes in operating assets and liabilities (sub-total)	548,283,000,000	504,818,000	(1,324,492,000,000)	6,341,517,000,000
Cash received from operating activities:
Interest income received	9,558,119,000,000	8,800,404,000	10,478,357,000,000	9,617,201,000,000
Interest expense paid	(4,008,001,000,000)	(3,690,269,000)	(4,383,916,000,000)	(3,847,275,000,000)
Dividends received	138,562,000,000	127,578,000	107,940,000,000	90,651,000,000
Income tax paid	(315,422,000,000)	(290,417,000)	(552,215,000,000)	(551,560,000,000)
Cash received from operating activities	5,373,258,000,000	4,947,296,000	5,650,166,000,000	5,309,017,000,000
Net cash inflow from operating activities	3,605,975,000,000	3,320,113,000	1,870,349,000,000	9,160,073,000,000
Cash in-flows from investing activities [Abstract]
Disposal of financial instruments at FVTPL	6,605,483,000,000	6,081,837,000	11,357,056,000,000	11,919,335,000,000
Disposal of financial assets at FVTOCI	20,527,695,000,000	18,900,373,000	14,303,197,000,000	9,146,307,000,000
Redemption of securities at amortized cost	5,661,472,000,000	5,212,662,000	8,709,947,000,000	9,426,757,000,000
Disposal of investments in joint ventures and associates	410,940,000,000	378,363,000	30,098,000,000	51,435,000,000
Disposal of investment properties	353,000,000	325,000	193,000,000	3,512,000,000
Disposal of premises and equipment	22,828,000,000	21,018,000	13,343,000,000	85,892,000,000
Disposal of intangible assets	634,000,000	584,000	939,000,000	9,199,000,000
Net increase of other assets	26,642,000,000	24,530,000	0	0
Cash in-flows from investing activities (sub-total)	33,256,047,000,000	30,619,692,000	34,414,773,000,000	30,642,437,000,000
Cash out-flows from investing activities [Abstract]
Net cash out-flows of business combination	(313,058,000,000)	(288,240,000)	(296,813,000,000)	(134,967,000,000)
Acquisition of financial instruments at FVTPL	(8,082,824,000,000)	(7,442,063,000)	(11,823,630,000,000)	(12,322,160,000,000)
Acquisition of financial assets at FVTOCI	(23,044,741,000,000)	(21,217,882,000)	(23,775,062,000,000)	(13,275,429,000,000)
Acquisition of securities at amortized cost	(2,380,448,000,000)	(2,191,739,000)	(6,092,078,000,000)	(15,622,847,000,000)
Acquisition of investments in joint ventures and associates	(550,619,000,000)	(506,969,000)	(389,096,000,000)	(48,272,000,000)
Acquisition of investment properties	(76,588,000,000)	(70,517,000)	(70,346,000,000)	(15,195,000,000)
Acquisition of premises and equipment	(149,341,000,000)	(137,502,000)	(429,547,000,000)	(118,668,000,000)
Acquisition of intangible assets	(114,854,000,000)	(105,749,000)	(126,342,000,000)	(176,067,000,000)
Cash out-flows from investing activities (sub-total)	(34,712,473,000,000)	(31,960,661,000)	(43,002,914,000,000)	(41,713,605,000,000)
Net cash outflow from investing activities	(1,456,426,000,000)	(1,340,969,000)	(8,588,141,000,000)	(11,071,168,000,000)
Cash in-flows from financing activities [Abstract]
Net increase in borrowings	2,033,851,000,000	1,872,619,000	3,081,757,000,000	1,257,121,000,000
Issuance of debentures	23,082,798,000,000	21,252,921,000	25,510,713,000,000	21,505,849,000,000
Net increase of other liabilities	3,971,000,000	3,656,000	0	0
Issuance of hybrid securities	897,822,000,000	826,648,000	1,656,014,000,000	398,707,000,000
Retirement of treasury stocks	0	0	760,101,000,000	0
Paid-in capital increase on non-controlling interests	45,749,000,000	42,122,000	0	0
Cash in-flows from financing activities (sub-total)	26,064,191,000,000	23,997,966,000	31,008,585,000,000	23,161,677,000,000
Cash out-flows from financing activities [Abstract]
Net cash out-flows from hedging activities	(5,409,000,000)	(4,980,000)	(5,520,000,000)	0
Redemption of debentures	(22,168,962,000,000)	(20,411,529,000)	(23,651,950,000,000)	(20,903,518,000,000)
Redemption of lease liabilities	(204,794,000,000)	(188,560,000)	(217,867,000,000)	0
New stock issue cost	0	0	(17,337,000,000)	0
Acquisition of treasury stocks	0	0	(184,164,000,000)	0
Dividends paid	(505,587,000,000)	(465,507,000)	(437,626,000,000)	(336,636,000,000)
Redemption of hybrid securities	(598,850,000,000)	(551,376,000)	(160,000,000,000)	(255,000,000,000)
Dividends paid on hybrid securities	(211,277,000,000)	(194,528,000)	(161,052,000,000)	(147,625,000,000)
Dividends paid to non-controlling interest	(2,071,000,000)	(1,907,000)	(2,014,000,000)	(2,128,000,000)
Paid-in capital decrease on non-controlling interests	0	0	(50,000,000)	0
Cash out-flows from financing activities (sub-total)	(23,696,950,000,000)	(21,818,387,000)	(24,837,580,000,000)	(21,644,907,000,000)
Net cash inflow from financing activities	2,367,241,000,000	2,179,579,000	6,171,005,000,000	1,516,770,000,000
Net increase (decrease) in cash and cash equivalents	4,516,790,000,000	4,158,723,000	(546,787,000,000)	(394,325,000,000)
Cash and cash equivalents, beginning of the period	6,392,566,000,000	5,885,799,000	6,747,894,000,000	6,908,286,000,000
Effects of exchange rate changes on cash and cash equivalents	(918,373,000,000)	(845,569,000)	191,459,000,000	233,933,000,000
Cash and cash equivalents, end of the period	₩ 9,990,983,000,000	$ 9,198,953,000	₩ 6,392,566,000,000	₩ 6,747,894,000,000